Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2023
Receivables [Abstract]
Summary of Reconciliation of Cash and Restricted Cash

The following table provides a reconciliation of cash and restricted cash reported within the balance sheets that sum to the total of the same such amounts shown in the statements of cash flows:

	December 31,
	2023	2022
Cash	$657,789	$312,697
Restricted cash	-	235,750
Total cash and restricted cash shown in the statement of cash flows	$657,789	$548,447